Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 2 — Restatement of Previously Issued Financial Statements

In the Company’s previously issued financial statements, a portion of the public shares were classified as permanent equity to maintain stockholders’ equity greater than $5,000,000 on the basis that the Company will consummate its initial business combination only if the Company has net tangible assets of at least $5,000,001. Thus, the Company can only complete a merger and continue to exist as a public company if there is sufficient public shares that do not redeem at the merger and so the Company believed it was appropriate to classify the portion of its public shares required to keep its stockholders’ equity above the $5,000,000 threshold as "shares not subject to redemption."

However, in light of recent comment letters issued by the U.S. Securities and Exchange Commission (“SEC”) to several special purpose acquisition companies, management re-evaluated the Company’s application of ASC 480-10-S99 to its accounting classification of public shares. Upon re-evaluation, management determined that the public shares include certain provisions that require classification of the public shares as temporary equity regardless of the minimum net tangible asset required by the Company to complete its initial business combination.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements;” the Company evaluated the changes and has determined that the related impacts were material to any previously presented financial statements. Therefore, the Company, in consultation with its audit committee, concluded that its previously issued financial statements impacted should be restated to report all public shares as temporary equity. As such the Company is restating those periods in this quarterly report on the Form 10-Q (the “Quarterly Report”).

Impact of the Restatement

The impacts to the balance sheet as of January 26, 2021, the balance sheets as of March 31, 2021 and June 30, 2021, the statements of operations for the three months ended March 31 2021 and the three and six months ended June 30, 2021, the statements of changes in stockholders’ equity for the three months ended March 31, 2021 and for the three months ended June 30, 2021, and the Statements of Cash Flows for the three months ended March 31, 2021 and the six months ended June 30, 2021 is presented below:

	As Previously	Restatement
	Reported	Adjustment	As Restated

Balance Sheet as of January 26, 2021 (as revised in Footnote 2 to the Financial Statements included in the Company’s quarterly report on Form 10-Q for the quarterly period ended on March 31, 2021 and filed with the SEC on June 3, 2021 (“2021 Q1 Financials”))

Class A common stock, $0.0001 par value; stock subject to possible redemption at redemption value	$203,745,030	$26,254,970	$230,000,000
Stockholders’ equity (deficit):
Class A common stock - $0.0001 par value	263	(263)	—
Additional paid-in capital	5,550,750	(5,550,750)	—
Retained Earnings (Accumulated Deficit)	(551,585)	(20,703,957)	(21,255,542)
Total stockholders’ equity (deficit)	$5,000,003	$(26,254,970)	$(21,254,967)
Shares subject to possible redemption	20,374,503	2,625,497	23,000,000
Shares of Class A common stock issued and outstanding	2,625,497	(2,625,497)	—
Balance Sheet as of March 31, 2021 (per 2021 Q1 Financials)
Class A common stock, $0.0001 par value; stock subject to possible redemption at redemption value	$207,427,230	$22,572,770	$230,000,000
Stockholders’ equity (deficit):
Class A common stock - $0.0001 par value	226	(226)	—
Additional paid-in capital	1,823,586	(1,823,586)	—
Retained Earnings (Accumulated Deficit)	3,175,615	(20,748,958)	(17,573,343)
Total stockholders’ equity (deficit)	$5,000,002	$(22,572,770)	$(17,572,768)
Shares subject to possible redemption	20,742,723	2,257,277	23,000,000
Shares of Class A common stock issued and outstanding	2,257,277	(2,257,277)	—

Balance Sheet as of June 30, 2021 (per 2021 Q1 Financials included in the Company’s quarterly report on Form 10-Q for the quarterly period ended June 30, 2021 and filed with the SEC on August 17, 2021 (“2021 Q2 Financials”)

Class A common stock, $0.0001 par value; stock subject to possible redemption at redemption value	$186,539,280	$43,460,720	$230,000,000
Stockholders’ equity (deficit)
Class A common stock - $0.0001 par value	435	(435)	—
Additional paid-in-capital	22,711,327	(22,711,327)	—
Retained Earnings (Accumulated Deficit)	(17,712,334)	(20,748,958)	(38,461,292)
Total stockholders’ equity (deficit)	$5,000,003	$(43,460,720)	$(38,460,717)
Shares subject to possible redemption	18,653,928	4,346,072	23,000,000
Shares of Class A common stock issued and outstanding	4,346,072	(4,346,071)	—

	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations for the three months ended March 31, 2021 (per 2021 Q1 Financials)
Weighted average shares outstanding, Class A common stock subject to possible redemption	20,374,503	(3,763,392)	16,611,111
Basic and diluted net income per share, Class A common stock subject to possible redemption	$—	$0.14	$0.14
Weighted average shares outstanding, non-redeemable common stock	7,518,415	(1,768,415)	5,750,000
Basic and diluted net income per share, non-redeemable common stock	$0.42	$(0.28)	$0.14
Statement of Operations for the three months ended June 30, 2021 (per 2021 Q2 Financials)
Weighted average shares outstanding, Class A common stock subject to possible redemption	20,742,723	2,257,277	23,000,000
Basic and diluted net loss per share, Class A common stock subject to possible redemption	$—	$(0.73)	$(0.73)
Weighted average shares outstanding, non-redeemable common stock	8,007,277	(2,257,277)	5,750,000
Basic and diluted net loss per share, non-redeemable common stock	$(2.61)	$1.88	$(0.73)
Statement of Operations for the six months ended June 30, 2021 (per 2021 Q2 Financials)
Weighted average shares outstanding, Class A common stock subject to possible redemption	17,745,472	2,077,732	19,823,204
Basic and diluted net loss per share, Class A common stock subject to possible redemption	$—	$(0.69)	$(0.69)
Weighted average shares outstanding, non-redeemable common stock	7,827,732	(2,077,732)	5,750,000
Basic and diluted net loss per share, non-redeemable common stock	$(2.26)	$1.57	$(0.69)
Statement of Changes in Stockholders’ Equity for the three months ended March 31, 2021 (per 2021 Q1 Financials)
Sale of Units in Initial Public Offering, less fair value of public warrants, net of offering expenses, plus excess of cash received over initial fair value of private warrants	$209,226,617	$(209,226,617)	$—
Class A common stock subject to possible redemption	(207,427,230)	207,427,230	—
Excess of cash received over initial fair value of private warrants	—	1,122,000	1,122,000
Accretion of Class A common stock subject to possible redemption	$—	(21,895,383)	$(21,895,383)
Statement of Changes in Stockholders’ Equity for the three months ended June 30, 2021 (per 2021 Q2 Financials)
Class A common stock subject to possible redemption	$20,887,950	$(20,887,950)	$—
Statement of Cash Flows for the three months ended March 31, 2021 (per 2021 Q1 Financials)
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$203,745,030	$26,254,970	$230,000,000
Change in value of Class A common stock subject to possible redemption	3,682,200	(3,682,200)	—
Statement of Cash Flows for the six months ended June 30, 2021 (per 2021 Q2 Financials)
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$203,745,030	$26,254,970	$230,000,000
Change in value of Class A common stock subject to possible redemption	(17,205,750)	17,205,750	—